1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       -----

      Pre-Effective Amendment No.      .............................
                                  -----                                -----

      Post-Effective Amendment No.   20  ..........................      X
                                   ------                              -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   21  .............................................  X
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                     FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i) on ________________ pursuant to paragraph (a) (i)
X 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037



FEDERATED BALANCED ALLOCATION FUND

A Portfolio of Federated Managed Allocation Portfolios

PROSPECTUS

DECEMBER 20, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


A mutual fund seeking to provide capital appreciation by investing in a combination of equity and fixed income mutual funds.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

              CONTENTS
              Risk/Return Summary
              What are the Fund's Fees and Expenses?
              What are the Fund's Investment Strategies?
              What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
              What Do Shares Cost?
              How is the Fund Sold?
              Payments to Financial Intermediaries
              How to Purchase Shares
              How to Redeem and Exchange Shares
              Account and Share Information
              Who Manages the Fund?
              Legal Proceedings
              Financial Information

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds (referred to herein as collectively as "Underlying Fund(s) and individually as an "Underlying Fund"):

         Federated American Leaders Fund, Inc.
         Federated Capital Appreciation Fund
         Federated Kaufmann Fund
         Federated Intermediate Corporate Bond Fund

The Underlying Funds will, in turn, invest primarily in U.S. and foreign equity and/or fixed income securities. The investment strategy of each Underlying Fund is more fully described in the section of this Prospectus entitled "Information about the Underlying Funds."

The Fund will endeavor to maintain a proportionate allocation (i.e., approximately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's net assets on any given day. The Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds, which broadly consist of the risks of investing in U.S. and foreign equity and/or fixed income securities, as well as derivative contracts.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUND'S FEES AND EXPENSES?


TO BE FILED BY AMENDMENT

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds (referred to herein as collectively as "Underlying Fund(s) and individually as an "Underlying Fund"):

Federated American Leaders Fund, Inc.
Federated Capital Appreciation Fund
Federated Kaufmann Fund
Federated Intermediate Corporate Bond Fund


The Underlying Funds will, in turn, invest primarily in U.S. and foreign equity and/or fixed income securities.


The Fund will endeavor to maintain a proportionate allocation (i.e., approximately 25% allocation to each Underlying Fund) among the Underlying Funds ( referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's portfolio on any given day. On a daily basis, the Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. The Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position. The Fund's quarterly rebalancing may result in capital gains or losses, since it is likely to involve the sale by the Fund of a portion of its ownership interest in one or more of the Underlying Funds.


Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INFORMATION ABOUT THE UNDERLYING FUNDS

This section of the Prospectus describes the investment objectives and principal investment strategies of the Underlying Funds. A description of the various types of securities in which the Underlying Funds invest and their risks, immediately follows this section. The Underlying Funds are managed independently of the Fund and incur additional expenses. Therefore, the Fund's investment in the Underlying Funds may expose the Fund to duplicate expenses. The Adviser may recommend and invest on behalf of the Fund in additional or different underlying Federated funds without the approval of shareholders.


FEDERATED AMERICAN LEADERS FUND, INC. (FALF)

The investment objective of FALF is to seek growth of capital and of income.


FALF pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries are characterized by sound management and have the ability to finance expected growth. FALF's investment adviser (the "FALF Adviser") attempts to identify good long-term values through disciplined investing and careful fundamental research. FALF's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues.


Companies with similar characteristics may be grouped together in broad categories called sectors. The FALF Adviser diversifies FALF's investments, seeking to limit FALF's risk exposure with respect to individual securities and industry sectors.


FALF's Adviser performs traditional fundamental analysis to select securities for FALF that exhibit the most promising long-term value for the FALF's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the FALF Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the FALF Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.


The FALF Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the FALF Adviser uses the value style, the price of the securities held by FALF may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.


The FALF Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The FALF Adviser invests primarily in the ADRs or securities of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.


Because FALF refers to American investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable FALF to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.



FEDERATED CAPITAL APPRECIATION FUND (FCAF)

The investment objective of FCAF is to provide capital appreciation.


FCAF pursues its investment objective by investing primarily in common stock (including American Depositary Receipts) of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. This includes companies with market capitalizations in excess of $500 million. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. FCAF also invests in convertible securities issued by these companies..


Using its own quantitative process, FCAF `s investment adviser (the "FCAF Adviser) rates the future performance potential of companies. The FCAF Adviser evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. The FCAF Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the FCAF Adviser selects the most promising companies for theFCAF's portfolio.


FCAF may also seek capital appreciation by buying securities in initial public offerings. FCAF will participate in such offerings without regard to the issuer's market capitalizations. The FCAF Adviser may select initial public offerings based on its fundamental analysis of the issuer.


Portfolio Turnover
FCAF actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause FCAF to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases FCAF's trading costs and may have an adverse impact on FCAF's performance.



FEDERATED KAUFMANN FUND (FKF)

The investment objective of FKF is to provide capital appreciation.

In seeking to meet its objective, FKF invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 25% of FKF's net assets may be invested in foreign securities. When deciding which securities to buy FKF considers:
o the growth prospects of existing products and new product development; o the economic outlook of the industry; o the price of the security and its estimated fundamental value; and o relevant market, economic and political environments. FKF's investment adviser and sub-adviser (collectively, "the FKF Adviser") use a bottom-up approach to portfolio management. There is an emphasis on individual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the FKF Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the FKF Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which FKF invests.

  FKF assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes: o are profitable and leaders in the industry; o have distinct products and services which address substantial markets; o can grow annual earnings by at least 20% for the next three to five years; and o have superior proven management and solid balance sheets. Typically, FKF sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.

FKF may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. FKF receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. FKF also may invest up to 15% of its net assets in illiquid securities.


Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect FKF against circumstances that would normally cause FKF's portfolio securities to decline in value, FKF may buy or sell a derivative contract that would normally increase in value under the same circumstances. FKF may also attempt to hedge by using combinations of different derivative contracts, or derivatives contracts and securities. FKF's ability to hedge may be limited by the costs of the derivative contracts. FKF may attempt to lower the cost of hedging by entering in transactions that provide only limited protection, including transactions that (1) hedge only a portion of the portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to FKF. Additionally, FKF may buy put options on stock indexes, exchange traded funds or individual stocks (even if the stocks are not held by FKF) in an attempt to hedge against a decline in stock prices. FKF may also "sell short against the box," (i.e. FKF owns securities identical to those sold short) in an attempt to hedge portfolio positions. A capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security.


FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)

The investment objective of FICBF is to provide current income.

 The FICBF investment adviser(the "FICBF Adviser") actively manages FICBF's portfolio seeking current income within FICBF's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. FICBF limits credit risk by investing exclusively in a diversified portfolio of investment-grade, fixed-income securities, consisting primarily of corporate debt securities, U.S. government mortgage- backed securities, and U.S. Treasury and agency securities. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the FICBF Adviser.

  FICBF's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of FICBF will normally be between three and ten years.

Within FICBF's three to seven-year portfolio duration range, the FICBF Adviser may seek to change FICBF's interest rate volatility exposure, by lengthening or shortening duration from time to time based on its interest rate outlook. If the FICBF Adviser expects interest rates to decline, it will generally lengthen FICBF's duration. If the FICBF Adviser expects interest rates to increase, it will generally shorten FICBF's duration. The FICBF Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

o current and expected U.S. growth;
o current and expected interest rates and inflation;
o the Federal Reserve Board's monetary policy; and
o changes in the supply of or demand for U.S. government securities.

In addition to managing FICBF's portfolio duration, the FICBF Adviser seeks to enhance FICBF's current income by selecting securities, within FICBF's credit-quality range, that the FICBF Adviser expects will offer the best relative value. In other words, in selecting securities, the FICBF Adviser assesses whether FICBF will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The FICBF Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage-backed securities) in order to complete the analysis. Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage-backed securities generally offer higher yields versus U.S. Treasury securities and non- mortgage-backed agency securities, to compensate for prepayment risk. The FICBF Adviser invests FICBF's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.


  The FICBF Adviser attempts to manage FICBF's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The FICBF Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by FICBF. In selecting individual corporate fixed-income securities, the FICBF Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return. Some of the corporate debt securities in which FICBF invests are considered to be "foreign securities," as that term is defined in the prospectus. For example, a corporate debt security will be treated as a "foreign security" if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. The foreign securities in which FICBF invests will be predominately denominated in the U.S. dollar.

  The FICBF Adviser attempts to manageFICBF's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the FICBF Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The FICBF Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

  There is no assurance that the FICBF Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

  The FICBF Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement FICBF's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which FICBF may use derivative contracts or hybrid instruments. First, the FICBF Adviser may use derivatives to increase or decrease FICBF's exposure to an underlying asset without actually buying or selling the asset. Second, FICBF may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to FICBF's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust FICBF's exposure to the investment grade debt market. Third, FICBF may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the FICBF Adviser may use derivatives to implement FICBF's hedging strategies, as more fully described below.

  Because FICBF refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable FICBF to normally invest less than 80% of its assets in corporate fixed-income investments.

Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect FICBF against circumstances that would normally cause FICBF's portfolio securities to decline in value, FICBF may buy or sell a derivative contract that would normally increase in value under the same circumstances. FICBF may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. FICBF's ability to hedge may be limited by the costs of the derivatives contracts. FICBF may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to FICBF.

TEMPORARY DEFENSIVE INVESTMENTS

Each Underlying Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause each Underlying Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH EACH UNDERLYING FUND INVESTS?


In pursuing its principal investment strategy, each Underlying Fund may invest in the security types identified by an "X" in the following chart; provided, however, that any such investment by an Underlying Fund must be consistent with that fund's investment objective.


A description of each security type follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being permitted to invest in the particular type of security to which the description applies.




                                                                 Federated          Federated     Federated      Federated
                                                                  American           Capital       Kaufmann     Intermediate
                                                                  Leaders         Appreciation     Fund          Corporate
                                                                  Fund, Inc.         Fund                        Bond
Security Types                                                                                                    Fund

Equity Securities                                                    X                  X            X

Common Stocks                                                        X                  X            X

American Depositary Receipts and Domestically Traded                 X                  X
Securities of Foreign Issuers

Fixed Income Securities                                                                              X            X

Treasury Securities                                                                                  X            X

Agency Securities                                                                                                 X

Corporate Debt Securities                                                                                         X

Asset-Backed Securities                                                                                           X

Mortgage Backed Securities                                                                                        X

Collateralized Mortgage Obligations (CMOs)                                                                        X

Convertible Securities                                                                  X

Foreign Securities                                                                                   X            X

Derivative Contracts                                                 X                  X                         X

Futures Contracts                                                    X                  X                         X

Options                                                              X                  X                         X

Swaps                                                                X                  X                         X

Illiquid Securities                                                                                  X

Special Transactions

Hybrid Instruments                                                                                                X

Credit Linked Notes                                                                                               X

Asset Coverage                                                                                                    X

Securities Lending                                                                                   X            X

Investing in Securities of other Investment Companies                                   X



DESCRIPTIONS OF SECURITY TYPES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Underlying Fund may invest:

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Treasury Securities
The Underlying Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
  Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
  A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
  Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Asset-Backed Securities
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

Mortgage-Backed Securities
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed- income securities.
  Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Underlying Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Underlying Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ADRs and Domestically Traded Securities of Foreign Issuers
American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Underlying Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Underlying Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  Depending on how the Underlying Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Underlying Fund's exposure to interest rate and stock market risks, and may also expose the Underlying Fund to liquidity and leverage risks.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Underlying Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the-counter (OTC) are frequently referred to as "forward contracts."

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Underlying Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps include interest rate swaps, credit default swaps, currency swaps and total return swaps.

ILLIQUID SECURITIES
Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements that the fund cannot dispose of within seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

SPECIAL TRANSACTIONS

HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Underlying Fund to leverage risks or carry liquidity risks.

Credit Linked Notes
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Underlying Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Underlying Fund's obligations. Unless the Underlying Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Underlying Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

SECURITIES LENDING
The Underlying Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Underlying Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Fund the equivalent of any dividends or interest received on the loaned securities.
  The Underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Fund. However, the Underlying Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Underlying Fund or the borrower. The Underlying Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate risks and credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Underlying Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Underlying Fund and incur additional expenses. Therefore, any such investment by the Underlying Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risk identified by an "X" in the following chart are specific to each Underlying Fund's principal investment strategy. A description of each type of risk follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being exposed to the type of risk to which the description applies.


                                                                -------------------------------------------------------------------
Types of Risks                                                    Federated          Federated       Federated        Federated
                                                                   American           Capital         Kaufmann       Intermediate
                                                                 Leaders Fund,       Appreciation       Fund          Corporate
                                                                    Inc.               Fund                           Bond Fund
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Stock Market Risks                                                    X                  X               X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Sector Risks                                                          X                  X               X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks Related to Investment for Value                                 X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks of Investing in ADRs and Domestically Traded
Securities of Foraging Issues                                   -------------------------------------------------------------------
                                                                                 X
                                                                      X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Liquidity Risks                                                                          X               X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks to Related to Company Size                                                         X               X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks Related to Investing for Growth                                                                    X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks of Foreign Investing                                                                               X                X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Currency Risks                                                                                           X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Leverage Risks                                                                                           X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Interest Rate Risks                                                                                      X                X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Credit Risk                                                                                              X                X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Call and Prepayment Risks                                                                                                 X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks Associated With Complex CMOs                                                                                        X
                                                                -------------------------------------------------------------------
                                                                -------------------------------------------------------------------
Risks of Investing in Derivative Contracts and Hybrid
Instruments                                                           X                  X                                X
                                                                -------------------------------------------------------------------


DESCRIPTIONS OF RISKS

STOCK MARKET RISKS
The value of equity securities in the Underlying Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund's Share price may decline.
The Underlying Fund's Adviser attempts to manage market risk by limiting the amount the Underlying Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Underlying Fund's portfolio holdings to a particular sector, the Underlying Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS Because the Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses.
  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Underlying Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  The Adviser attempts to limit currency risk by limiting the amount the Underlying Fund invests in securities denominated in a particular currency. However, diversification will not protect the Underlying Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Underlying Fund will lose money.
  Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


LEVERAGE RISKS
Leverage risk is created when an investment exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed-income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.
  Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Underlying Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed- income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
  Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Underlying Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Underlying Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Underlying Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Underlying Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.

WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

The Fund's net asset value (NAV) per Share fluctuates and is based upon the net asset values of the Underlying Funds. Information regarding the valuation of portfolio securities by the Underlying Funds can be found at the end of this section of this Prospectus. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effects of using fair value pricing.

When an Underlying Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

                                              Maximum Sales Charges
                              Minimum
                                                                      Contingent
                           Initial/Subsequent    Front-End             Deferred
  Shares Offered             Investment            Sales               Sales
                             Amounts(1)          Charge(2)            Charge(3)
  Class A                   $1,500/$100            5.50%               0.00%
  Class B                   $1,500/$100            None                5.50%
  Class C                   $1,500/$100            1.00%               1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

--------------------------------------------------------------------------------
Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of a financial intermediary may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase." 3 See "Sales Charge When You Redeem." As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.


SALES CHARGE WHEN YOU PURCHASE
The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares
                                             Sales Charge
                                           as a Percentage         Sales Charge
                                              of Public          as a Percentage
   Purchase Amount                          Offering Price            of NAV
   Less than $50,000                            5.50%                 5.82%
   $50,000 but less than $100,000               4.50%                 4.71%
   $100,000 but less than $250,000              3.75%                 3.90%
   $250,000 but less than $500,000              2.50%                 2.56%
   $500,000 but less than $1 million            2.00%                 2.04%
   $1 million or greater1                       0.00%                 0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

Class C Shares
                                         Sales Charge
                                       as a Percentage            Sales Charge
                                          of Public             as a Percentage
   Purchase Amount                      Offering Price               of NAV
   All Purchases                            1.00%                    1.01%


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases
o purchasing Class A Shares in greater quantities to reduce the applicable sales charge;


Concurrent and Accumulated Purchases
o combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


Letter of Intent
o signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


ELIMINATING THE SALES CHARGE
Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or greater amount;

o through a financial intermediary that did not receive a dealer reallowance on the purchase;

o        with reinvested dividends or capital gains;

o as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

o as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); or

o as a Trustee or employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

o        pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o  Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

   Class A Shares
   If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

   Class B Shares:
   Shares Held Up To:                                           CDSC
   1 Year                                                      5.50%
   2 Years                                                     4.75%
   3 Years                                                     4.00%
   4 Years                                                     3.00%
   5 Years                                                     2.00%
   6 Years                                                     1.00%
   7 Years or More                                             0.00%
   Class C Shares:
   You will pay a 1% CDSC
   if you redeem Shares within
   12 months of the purchase
   date.


If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

o following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

o purchased by Trustees and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

o purchased through a financial intermediary that did not receive an advance commission on the purchase;

o    purchased with reinvested dividends or capital gains;

o redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

o purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);

Class B Shares only

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.


VALUATION OF PORTFOLIO SECURITIES BY THE UNDERLYING FUNDS

An Underlying Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

An Underlying Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Underlying Fund's Board.

An Underlying Fund may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Underlying Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which an Underlying Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating an Underlying Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that an Underlying Fund could purchase or sell a portfolio security at the price used to calculate an Underlying Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.


HOW IS THE FUND SOLD?

The Fund offers three Share classes:, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals or financial institutions, directly or through financial intermediaries.

Under the Distributor's contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:


Class A Shares
                                                        Dealer Reallowance
                                                        as a percentage of
   Purchase Amount                                    Public Offering Price
   Less than $50,000                                          5.00%
   $50,000 but less than $100,000                             4.00%
   $100,000 but less than $250,000                            3.25%
   $250,000 but less than $500,000                            2.25%
   $500,000 but less than $1 million                          1.80%
   $1 million or greater                                      0.00%

Class C Shares
--------------------------------------------------------------------------------
                                                           Dealer Reallowance
                                                           as a Percentage of
                                                          Public Offering Price
   All Purchase Amounts                                           1.00%

ADVANCE COMMISSIONS
-------------------------------------------------------------------------------
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)
                                                            Advance Commission
                                                            as a Percentage of
   Purchase Amount                                         Public Offering Price
   First $1 million - $5 million                                   0.75%
   Next $5 million - $20 million                                   0.50%
   Over $20 million                                                0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
--------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.



                                                        Advance Commission
                                                        as a Percentage of
   Class B Shares                                     Public Offering Price
   All Purchase Amounts                                    Up to 5.50%
                                                        Advance Commission
                                                        as a Percentage of
   Class C Shares                                     Public Offering Price
   All Purchase Amounts                                       1.00%

--------------------------------------------------------------------------------


RULE 12b-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A, Class B and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES
The Fund may pay Service Fees of up to [__]% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.


ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to [__]% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.



HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH A FINANCIAL INTERMEDIARY
o        Establish an account with the financial intermediary; and

o Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

     State Street Bank and Trust Company
     Boston, MA
     Dollar Amount of Wire
     ABA Number 011000028
     Attention: EDGEWIRE
     Wire Order Number, Dealer Number or Group Number
     Nominee/Institution Name
     Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:

     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

     The Federated Funds
     66 Brooks Drive
     Braintree, MA 02184
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATIC INVESTMENTS
You may establish an account with your financial institution to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through a financial intermediary if you purchased Shares through a financial intermediary; or

o directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

     The Federated Funds
     66 Brooks Drive
     Braintree, MA 02184
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging. Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

o   your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o   a redemption is payable to someone other than the shareholder(s) of record;
    or

o if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o to allow your purchase to clear;

o during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund does not issue share certificates.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, type of security and sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


WHO MANAGES THE FUND?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.


ADVISORY FEES
The Adviser does not receive an annual investment advisory fee.




PORTFOLIO MANAGEMENT INFORMATION

John W. Harris

John W. Harris has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.




PORTFOLIO MANAGEMENT INFORMATION FOR THE UNDERLYING FUNDS

FEDERATED AMERICAN LEADERS FUND, INC. (FALF)

William Dierker

William Dierker has been the Portfolio Manager of FALF since October 2004. Mr. Dierker joined Federated in September 2004 as a Senior Portfolio Manager/Senior Vice President of the FALF Adviser. Mr. Dierker was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003. Mr. Dierker is a Chartered Financial Analyst. He received his B.S.B.A. in accounting from Xavier University.

FEDERATED CAPITAL APPRECIATION FUND (FCAF)

David P. Gilmore

David P. Gilmore has been FCAF's Portfolio Manager since September 2000. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the FCAF Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.



FEDERATED KAUFMANN FUND (FKF)

Lawrence Auriana

Lawrence Auriana has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and
Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor toFKF). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)

Joseph M. Balestrino

Joseph M. Balestrino has been the Portfolio Manager of FICBF since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the FICBF Adviser since 1998. He was a Portfolio Manager and a Vice President of the FICBF Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the FICBF Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


LEGAL PROCEEDINGS

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.


The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Fund's fiscal year end is November 30. As this is the Fund's first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated December 20, 2005, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7129

Cusip 000000000
000000-00 (x/xx)




FEDERATED BALANCED ALLOCATION FUND
A Portfolio of Federated Managed Allocation Portfolios


STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 20, 2005

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Balanced Allocation Fund
(Fund), dated December 20, 2005.

Obtain the prospectus without charge by calling 1-800-341-7400.







                                                                 CONTENTS

                 How is the Fund Organized?................................1
                 -----------------------------------------------------------
                 Strategies of the Underlying Funds........................1
                 -----------------------------------------------------------
                 Securities in Which the Fund Invests......................2
                 -----------------------------------------------------------
                 What Do Shares Cost?.....................................20
                 -----------------------------------------------------------
                 How is the Fund Sold?....................................20
                 -----------------------------------------------------------
                 Subaccounting Services...................................20
                 -----------------------------------------------------------
                 Redemption in Kind.......................................22
                 -----------------------------------------------------------
                 Massachusetts Partnership Law............................22
                 -----------------------------------------------------------
                 Account and Share Information............................22
                 -----------------------------------------------------------
                 Tax Information..........................................22
                 -----------------------------------------------------------
                 Who Manages and Provides Services to the Fund?...........23
                 -----------------------------------------------------------
                 How Does the Fund Measure Performance?...................36
                 -----------------------------------------------------------
                 Who is Federated Investors, Inc.?........................39
                 -----------------------------------------------------------
                 Investment Ratings.......................................39
                 -----------------------------------------------------------
                 Addresses..................................................
                 -----------------------------------------------------------
                 Appendix...................................................
                 -----------------------------------------------------------

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Managed Allocation Portfolios (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios on January 31, 2000.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Equity Management Company of Pennsylvania (Adviser).


SECURITIES IN WHICH THE UNDERLYING FUNDS INVEST

Each Underlying Fund may invest in the security types identified by an "X" in the following chart; provided, however, that any such investment by an Underlying Fund must be consistent with that fund's investment objective.

A description of each security type follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being permitted to invest in the particular type of security to which the description applies:


                                                            ----------------------------------------------------------------------
                                                               Federated         Federated                           Federated
                                                               American           Capital          Federated        Intermediate
                                                             Leaders Fund,      Appreciation        Kaufmann         Corporate
 Securities                                                       Inc.               Fund              Fund           Bond Fund
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Equity Securities                              X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                      Common Stocks                                X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Preferred Stocks                               X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
     Interests in Other Limited Liability Companies                X                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
          Real Estate Investment Trusts (REITs)                    X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                        Warrants                                   X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                 Fixed Income Securities                           X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Treasury Securities                             X                                   X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Agency Securities                              X                                   X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                Corporate Debt Securities                          X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Commercial Paper                               X                 X                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Demand Instruments                              X                 X                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                      Surplus Notes                                                                                      X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Capital Securities                                                                                    X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
        Set Up Perpetual Subordinated Securities                                                                         X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                 Zero Coupon Securities                            X                 X                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Bank Instruments                                                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                  Municipal Securities                                                                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
               Mortgage Backed Securities                                                                                X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
       Collateralized Mortgage Obligations (CMOs)                                                                        X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                     Sequential CMOs                                                                                     X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
            PACs, TACs and Companion Classes                                                                             X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                       IOs and POs                                                                                       X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
              Floaters and Inverse Floaters                                                                              X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
             Z Classes and Residual Classes                                                                              X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
       Non-Governmental Mortgage Backed Securities                                                                       X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
          Commercial Mortgage Backed Securities                                                                          X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                 Asset Backed Securities                                                                                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                 Convertible Securities                            X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Credit Enhancement                                                                                    X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Foreign Securities                              X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Depositary Receipts                             X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
               Foreign Exchange Contracts                                            X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
              Foreign Government Securities                                          X                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                  Derivative Contracts                             X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                    Futures Contracts                              X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                         Options                                   X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                          Swaps                                    X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Interest Rate Swaps                             X                                   X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
               Total Rate of Return Swaps                          X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                  Credit Default Swaps                                                                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                     Currency Swaps                                                  X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                     Caps and Floors                                                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Hybrid Instruments                                                                  X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Credit Linked Notes                                                                                   X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
      Inter-Fund Borrowing and Lending Arrangements                X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                  Repurchase Agreements                            X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
              Reverse Repurchase Agreements                        X                                   X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Securities Lending                              X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                     Asset Coverage                                X                 X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
              Delayed Delivery Transactions                                          X                 X                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
            To Be Announced Securities (TBAs)                                                                            X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                      Dollar Rolls                                                                                       X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
  Investing in Securities of Other Investment Companies
                                                            ---------------                            X                 X

                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                   Illiquid Securities                                                                 X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                 Borrowing for Leverage                                                                X
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
                       Short Sales                                                                     X
                                                            ----------------------------------------------------------------------

-------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Underlying Fund may invest:


Common Stocks
Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks
Holders of preferred stock have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances, redeem the preferred stock. The Underlying Fund may treat such redeemable preferred stock as a fixed income security.


Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


Warrants
Warrants give the Underlying Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Underlying Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Underlying Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. The Underlying Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Underlying Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

SURPLUS NOTES
Surplus notes are subordinated debt instruments issued by mutual and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise capital. Stock insurance companies primarily issue surplus notes in transactions with affiliates. Surplus notes are treated by insurers as equity capital, or "surplus" for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.
CAPITAL SECURITIES
Capital securities are subordinated securities, generally with a 30-50 year maturity and a 5-10 year call protection. Dividend payments generally can be deferred by the issuer for up to 5 years. These securities generally are unsecured and subordinated to all senior debt securities of the issuer, therefore, principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.
STEP UP PERPETUAL SUBORDINATED SECURITIES
Step up perpetual subordinated securities ("step ups") generally are structured as perpetual preferred securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or "steps up," generally 150 to 250 basis points depending on the issue and its country of jurisdiction. The step up interest rate acts as a punitive rate which would typically compel the issuer to call the security. Thus, these securities generally are priced as 10-year securities.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Underlying Fund may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
SEQUENTIAL CMOS
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
PACS, TACS AND COMPANION CLASSES
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks. FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. Z CLASSES AND RESIDUAL CLASSES
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.


Non-Governmental Mortgage Backed Securities
Non-governmental mortgage backed securities (including non- governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non- governmental mortgage backed securities in which the Underlying Fund invests will be treated as mortgage related asset backed securities. These securities involve credit risks and liquidity risks.


Commercial Mortgage Backed Securities

Commercial mortgage backed securities ("CMBS") represent interests in mortgage loans on commercial real estate, such as loans for hotels, shopping centers, office buildings and apartment buildings. Generally, the interest and principal payments on these loans are passed on to investors in CMBS according to a schedule of payments. The Underlying Fund may invest in individual CMBS issues or, alternately, may gain exposure to the overall CMBS market by investing in a derivative contract, the performance of which is related to changes in the value of a domestic CMBS index. The risks associated with CMBS reflect the risks of investing in the commercial real estate securing the underlying mortgage loans and are therefore different from the risks of other types of MBS. Additionally, CMBS may expose the Underlying Fund to interest rate, liquidity and credit risks.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


CONVERTIBLE SECURITIES
Convertible securities are fixed income securities that the Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Underlying Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Underlying Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o        the principal trading market for its securities is in another country;
         or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Underlying Fund may enter into spot currency trades. In a spot trade, the Underlying Fund agrees to exchange one currency for another at the current exchange rate. The Underlying Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Underlying Fund 's exposure to currency risks.


Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


For example, the Underlying Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Underlying Fund from closing out a position. If this happens, the Underlying Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Underlying Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


The Underlying Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Underlying Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending upon how the Underlying Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Underlying Fund 's exposure to interest rate and stock market risks, and may also expose the Underlying Fund to liquidity and leverage risks. OTC contracts also expose the Underlying Fund to credit risks in the event that a counterparty defaults on the contract.


The Underlying Fund may trade in the following types of derivative contracts.


Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Underlying Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Underlying Fund can buy or sell financial futures and index futures.


Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The underlying may buy/sell the following types of options:

Federated American Leaders Fund, Inc (FALF)
CALL OPTIONS

A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. FALF may use call options in the following ways:

o Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by FALF is exercised, FALF foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS

A put option gives the holder the right to sell the underlying asset to the writer of the option. FALF may use put options in the following ways:

o Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

o Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that FALF may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.


FALF may also buy or write options, as needed, to close out existing option positions.



Federated Capital Appreciation Fund (FCAF)

CALL OPTIONS

A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. FCAF may use call options in the following ways:

Buy call options on currencies (both foreign and U.S. dollar) in anticipation of an increase in the value of the underlying asset or instrument; and

Write call options on portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by FCAF is exercised, FCAF foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.


PUT OPTIONS

A put option gives the holder the right to sell the underlying asset to the writer of the option. FCAF may buy put options on individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset.

FCAF may also buy or write options, as needed, to close out existing option positions.


Federated Kaufmann Fund (FKF)


CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. FKF may use call options in the following ways:

o Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o Write call options on indices, exchange traded funds, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by FKF is exercised, FKF foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.


PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. FKF may use put options in the following ways:

o Buy put options on indices, individual securities, exchange traded funds, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and

o Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that FKF may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

FKF may also buy or write options, as needed, to close out existing option positions.



Federated Intermediate Corporate Bond Fund (FICBF)


CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. FICBF may use call options in the following ways:

|X| Buy call options on securities, indices, currencies, and other derivative contracts in which FICBF may invest in anticipation of an increase in the value of the underlying asset or instrument; and
|X| Write call options on securities, indices, currencies, and other derivative contracts in which FICBF may invest to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by FICBF is exercised, FICBF foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. FICBF may use put options in the following ways:

|X| Buy put options on securities, indices, currencies, and other derivative contracts in which FICBF may invest in anticipation of a decrease in the value of the underlying asset; and
|X| Write put options on securities, indices, currencies, and other derivative contracts in which FICBF may invest to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that FICBF may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
FICBF may also buy or write options, as needed, to close out existing option positions. Finally, FICBF may enter into combinations of options in an attempt to benefit from changes in the prices of those options contracts (with regard to changes in the value of the security, index or currency underlying the option).



Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Underlying Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Underlying Fund may use include:


INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.


CREDIT DEFAULT SWAPS
A credit default swap is an agreement between two parties (the "Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond (the "Reference Bond") has occurred. If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Underlying Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Underlying Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as Protection Seller). If the Underlying Fund is a Protection Buyer and no Event of Default occurs, the Underlying Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Underlying Fund (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If the Underlying Fund is the Protection Seller and no Event of Default occurs, the Underlying Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Underlying Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Underlying Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Underlying Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.


CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


Hybrid Instruments

Hybrid instruments combine elements of two different kinds of underlying investments. Hybrid instruments can take on may forms including, but not limited to, the following three forms: First, a common form of a hybrid instrument combines elements of derivative contracts with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Secondly, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Lastly, hybrid instruments may include convertible securities with conversion terms related to an underlying asset or benchmark.


Depending on the type of hybrid instrument the risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income, equity or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Underlying Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTES
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a bond or a portfolio of bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or (ii) the value of the Reference Bond or some other settlement amount agreed to in advance by the Note Issuer and the Note Purchaser, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event. Typically, the Reference Bond is a corporate bond, however, any type of fixed income security could be used as the Reference Bond.


SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Underlying Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Underlying Fund 's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Underlying Fund 's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the Underlying Fund owns the security subject to repurchase. The agreed-upon interest rate is unrelated to the interest rate on the underlying security. The Underlying Fund s will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.
  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risk.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Underlying Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Underlying Fund . Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Underlying Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending
The Underlying Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Underlying Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Fund the equivalent of any dividends or interest received on the loaned securities.
  The Underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Fund . However, the Underlying Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Underlying Fund or the borrower. The Underlying Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with special transactions, the Underlying Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Underlying Fund 's obligations. Unless the Underlying Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Underlying Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Underlying Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. The Underlying Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Underlying Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Underlying Fund.


DOLLAR ROLLS
Dollar rolls are transactions where the Underlying Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies
The Underlying Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Underlying Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Underlying Fund and may incur additional administrative expenses. Therefore, any such investment by the Underlying Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Underlying Fund may also invest in such securities directly.

Illiquid Securities
The Underlying Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements maturing in more than seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933 ("1933 Act"). Rule 144A allows certain qualified institutional investors to trade privately placed securities despite the fact that such securities are not registered under the 1933 Act. In deciding whether to purchase such securities, the Underlying Fund , acting pursuant to guidelines approved by the Board, will consider the frequency of such trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, the nature of the securities and the marketplace trades.


Borrowing for Leverage
The Fund may borrow from banks for temporary or emergency purposes, clearing transactions or for other investment purposes. Borrowing to purchase securities is a speculative practice known as leveraging, which increases stock market risk by magnifying the effect of any change in the market value of the Fund's portfolio. Interest paid on any borrowed funds may have the effect of lowering the Fund's return. In addition, the Fund may have to sell the securities when it would normally keep them in order to make interest payments.


Short Sales
The Underlying Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ stock market. A short sale means selling a security the Underlying Fund does not own to take advantage of an anticipated decline in the stock's price. Once the Underlying Fund sells the security short, it has an obligation to replace the borrowed security. If it can buy the security back at a lower price, a profit results. In no event will the Underlying Fund engage in short sales transactions if it would cause the market value of all of the Underlying Fund 's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Underlying Fund is limited to the lesser of 2% of the value of the Underlying Fund 's net assets or 2% of the securities of any class of the issuer. The Underlying Fund may also "sell short against the box," i.e., the Underlying Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security. Short sales are speculative in nature, and may reduce returns or increase volatility.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Underlying Fund's investment adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Underlying Fund's Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS
Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risk identified by an "X" in the following chart are specific to each Underlying Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds.

A description of each type of risk follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being exposed to the type of risk to which the description applies.



                                                           ------------------------------------------------------------------------
Securities                                                    Federated         Federated         Federated          Federated
                                                               American          Capital        Kaufmann Fund       Intermediate
                                                            Leaders Fund,      Appreciation                        Corporate Bond
                                                                 Inc.              Fund                                 Fund
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Equity Security Risks
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Stock Market Risks                                                X                                   X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Sector Risks                                                      X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Liquidity Risks                                                   X                 X                 X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Risks Related to Investment for Value                             X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Credit Risks                                                      X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Leverage Risks                                                    X                 X                 X                  X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Risks of Foreign Investing                                        X                 X                 X                  X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Currency Risks                                                                      X                 X                  X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Fixed Income Security Risks
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Interest Rate Risks                                               X                 X                                    X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Credit Risk                                                       X                 X                 X                  X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Liquidity Risks                                                   X                                   X                  X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Risks Associated with Non-Investment Grade Securities             X                 X
                                                           ----------------

                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Call Risks                                                        X                 X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Sector Risks                                                      X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Call and Prepayment Risks                                                                                                X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Risks Associated With Complex CMOs                                                                                       X
                                                           ------------------------------------------------------------------------
                                                           ------------------------------------------------------------------------
Risks of Investing in  Derivative  Contracts and Hybrid           X                 X                 X                  X
Instruments                                                ----------------

                                                           ------------------------------------------------------------------------



EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks
o The value of equity securities in the Underlying Fund 's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund 's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund 's share price may decline.
o The Adviser attempts to manage market risk by limiting the amount the Underlying Fund invests in each company's equity securities. However, diversification will not protect the Underlying Fund against widespread or prolonged declines in the stock market.

Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Underlying Fund 's portfolio holdings to a particular sector, the Underlying Fund 's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund 's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Investing for Value
o Due to their
relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Credit Risks
o Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
o Leverage risk is created when an investment exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund 's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund 's investments.



Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
o The Adviser attempts to manage currency risk by limiting the amount the Underlying Fund invests in securities denominated in a particular currency. However, diversification will not protect the Underlying Fund against a general increase in the value of the U.S. dollar relative to other currencies.



FIXED INCOME SECURITIES INVESTMENT RISKS
Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Underlying Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underlying Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risks
o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund 's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security and the Underlying Fund could incur losses.

Risks Associated with Noninvestment Grade Securities
o The Underlying Fund may invest in convertible securities rated below investment grade, also known as junk bonds. Such convertible securities generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Sector Risks
o A substantial part of the Underlying Fund 's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Underlying Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Call and Prepayment Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o If a fixed income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
o For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Underlying Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
o Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.
Risks Associated with Complex CMOs

|X| CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Underlying Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Underlying Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Underlying Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Underlying Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide capital appreciation. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS

Diversification of Investments
  With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if a Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
  A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

Investing in Real Estate
  A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
  The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.

Underwriting
  A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
  A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
  A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities
  A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of a Fund's net assets.

Buying on Margin
  A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
  A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies
  The Fund may invest in securities of other investment companies pursuant to exemptive reliefgranted by the SEC. As a shareholder of an investment company, the Fund will indirectly bear investment management fees and other expenses that the Fund pays. This could cause the Fund's performance to be lower than if it were to invest directly in the securities owned by the underlying investment companies.

  As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

  For purposes of its fundamental and non-fundamental limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items". Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

  As a matter of non-fundamental policy : (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

VALUATION OF PORTFOLIO SECURITIES BY THE UNDERLYING FUNDS
Market values of the Underlying Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Underlying Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Underlying Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates is based upon the net asset values of the Underlying Funds. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effects of using fair value pricing.


The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


RULE 12b-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fee. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.


Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.]

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised 3 portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION


   Name
   Birth Date                                                                           Aggregate          Total Compensation
   Address                         Principal Occupation(s) for Past Five Years,       Compensation           From Fund and
   Positions Held with Trust       Other Directorships Held and Previous               From Fund +       Federated Fund Complex
   Date Service Began              Position(s)                                        (past fiscal        (past calendar year)
                                                                                          year)
   John F. Donahue*                Principal Occupations: Chairman and Director            N/A                     $0
   Birth Date: July 28, 1924       or Trustee of the Federated Fund Complex;
   CHAIRMAN AND TRUSTEE            Chairman and Director, Federated Investors,
   Began serving: November         Inc.
   1993
                                   Previous Positions: Trustee, Federated
                                   Investment Management Company and Chairman
                                   and Director, Federated Investment Counseling.

   J. Christopher Donahue*         Principal Occupations: Principal Executive              N/A                     $0
   Birth Date: April 11, 1949      Officer and President of the Federated Fund
   PRESIDENT AND TRUSTEE           Complex; Director or Trustee of some of the
   Began serving: August 2000      Funds in the Federated Fund Complex;
                                   President, Chief Executive Officer and
                                   Director, Federated Investors, Inc.; Chairman
                                   and Trustee, Federated Investment Management
                                   Company; Trustee, Federated Investment
                                   Counseling; Chairman and Director, Federated
                                   Global Investment Management Corp.; Chairman,
                                   Federated Equity Management Company of
                                   Pennsylvania, Passport Research, Ltd. and
                                   Passport Research II, Ltd.; Trustee,
                                   Federated Shareholder Services Company;
                                   Director, Federated Services Company.

                                   Previous Positions: President, Federated
                                   Investment Counseling; President and Chief
                                   Executive Officer, Federated Investment
                                   Management Company, Federated Global
                                   Investment Management Corp. and Passport
                                   Research, Ltd.

   Lawrence D. Ellis, M.D.*        Principal Occupations: Director or Trustee of           N/A                  $148,500
   Birth Date: October 11,         the Federated Fund Complex; Professor of
   1932                            Medicine, University of Pittsburgh; Medical
   3471 Fifth Avenue               Director, University of Pittsburgh Medical
   Suite 1111                      Center Downtown; Hematologist, Oncologist and
   Pittsburgh, PA                  Internist, University of Pittsburgh Medical
   TRUSTEE                         Center.
   Began serving: November
   1993                            Other Directorships Held: Member, National
                                   Board of Trustees, Leukemia Society of
                                   America.

                                   Previous Positions: Trustee, University of
                                   Pittsburgh; Director, University of
                                   Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.







INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


   Name
   Birth Date                                                                           Aggregate          Total Compensation
   Address                         Principal Occupation(s) for Past Five Years,       Compensation           From Trust and
   Positions Held with Trust       Other Directorships Held and Previous                From Fund        Federated Fund Complex
   Date Service Began              Position(s)                                        (past fiscal        (past calendar year)
                                                                                          year)
   Thomas G. Bigley                Principal Occupation: Director or Trustee of            N/A                  $163,350
   Birth Date: February 3,         the Federated Fund Complex.
   1934
   15 Old Timber Trail             Other Directorships Held: Director, Member of
   Pittsburgh, PA                  Executive Committee, Children's Hospital of
   TRUSTEE                         Pittsburgh; Director, University of
   Began serving: November         Pittsburgh.
   1994
                                   Previous Position: Senior Partner, Ernst &
                                   Young LLP.

   John T. Conroy, Jr.             Principal Occupations: Director or Trustee of           N/A                  $163,350
   Birth Date: June 23, 1937       the Federated Fund Complex; Chairman of the
                                   Investment Properties Board, Investment
                                   Properties Corporation; Corporation Partner
                                   or Trustee in private real estate
   3838 North Tamiami Trail        ventures in Southwest Florida.
   Suite 402
   Naples, FL                      Previous Positions: President, Investment
   TRUSTEE                         Properties Corporation; Senior Vice
   Began serving: November         President, John R. Wood and Associates, Inc.,
   1993                            Realtors; President, Naples Property
                                   Management, Inc. and Northgate Village
                                   Development Corporation.

   Nicholas P. Constantakis        Principal Occupation: Director or Trustee of            N/A                  $163,350
   Birth Date: September 3,        the Federated Fund Complex.
   1939
   175 Woodshire Drive             Other Directorships Held: Director and Member
   Pittsburgh, PA                  of the Audit Committee, Michael Baker
   TRUSTEE                         Corporation (engineering and energy services
   Began serving: January 2000     worldwide).

                                   Previous Position: Partner, Anderson
                                   Worldwide SC.

   John F. Cunningham              Principal Occupation: Director or Trustee of            N/A                  $148,500
   Birth Date: March 5, 1943       the Federated Fund Complex.
   353 El Brillo Way
   Palm Beach, FL                  Other Directorships Held: Chairman, President
   TRUSTEE                         and Chief Executive Officer, Cunningham &
   Began serving: January 1999     Co., Inc. (strategic business consulting);
                                   Trustee Associate, Boston College.

                                   Previous Positions: Director, Redgate
                                   Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles,
                                   Inc.; President and Chief Operating Officer,
                                   Wang Laboratories; Director, First National
                                   Bank of Boston; Director, Apollo Computer,
                                   Inc.

   Peter E. Madden                  Principal Occupation: Director or Trustee of           N/A                  $148,500
   Birth Date: March 16, 1942       the Federated Fund Complex.
   One Royal Palm Way
   100 Royal Palm Way               Other Directorships Held: Board of
   Palm Beach, FL                   Overseers, Babson College.
   TRUSTEE
   Began serving: November          Previous Positions: Representative,
   1993                             Commonwealth of Massachusetts General Court;
                                    President, State Street Bank and Trust
                                    Company and State Street Corporation
                                    (retired); Director, VISA USA and VISA
                                    International; Chairman and Director,
                                    Massachusetts Bankers Association; Director,
                                    Depository Trust Corporation; Director, The
                                    Boston Stock Exchange.

   Charles F. Mansfield, Jr.         Principal Occupations: Director or Trustee            N/A                  $163,350
   Birth Date: April 10, 1945        of the Federated Fund Complex; Management
   80 South Road                     Consultant; Executive Vice President, DVC
   Westhampton Beach, NY             Group, Inc. (marketing, communications and
   TRUSTEE                           technology) (prior to 9/1/00).
   Began serving: January 1999
                                     Previous Positions: Chief Executive
                                     Officer, PBTC International Bank; Partner,
                                     Arthur Young & Company (now Ernst & Young
                                     LLP); Chief Financial Officer of Retail
                                     Banking Sector, Chase Manhattan Bank;
                                     Senior Vice President, HSBC Bank USA
                                     (formerly, Marine Midland Bank); Vice
                                     President, Citibank; Assistant Professor of
                                     Banking and Finance, Frank G. Zarb School
                                     of Business, Hofstra University.

   John E. Murray, Jr., J.D.,        Principal Occupations: Director or Trustee            N/A                  $178,200
   S.J.D.                            of the Federated Fund Complex; Chancellor
   Birth Date: December 20,          and Law Professor, Duquesne University;
   1932                              Partner, Murray, Hogue & Lannis.
   Chancellor, Duquesne
   University                        Other Directorships Held: Director, Michael
   Pittsburgh, PA                    Baker Corp. (engineering, construction,
   TRUSTEE                           operations and technical services).
   Began serving: February
   1995                              Previous Positions: President, Duquesne
                                     University; Dean and Professor of Law,
                                     University of Pittsburgh School of Law;
                                     Dean and Professor of Law, Villanova
                                     University School of Law.

   Marjorie P. Smuts                 Principal Occupations:  Director or Trustee           N/A                  $148,500
   Birth Date: June 21, 1935         of the Federated Fund Complex; Public
   4905 Bayard Street                Relations/Marketing Consultant/Conference
   Pittsburgh, PA                    Coordinator.
   TRUSTEE
   Began serving: November           Previous Positions: National Spokesperson,
   1993                              Aluminum Company of America; television
                                     producer; President, Marj Palmer Assoc.;
                                     Owner, Scandia Bord.

   John S. Walsh                     Principal Occupations:  Director or Trustee           N/A                  $148,500
   Birth Date: November 28,          of the Federated Fund Complex; President
   1957                              and Director, Heat Wagon, Inc.
   2604 William Drive                (manufacturer of construction temporary
   Valparaiso, IN                    heaters); President and Director,
   TRUSTEE                           Manufacturers Products, Inc. (distributor
   Began serving: January 1999       of portable construction heaters);
                                     President, Portable Heater Parts, a
                                     division of Manufacturers Products, Inc.

                                     Previous Position: Vice President, Walsh &
                                     Kelly, Inc.

+ Because the Fund is a new portfolio of the Trust, Trustee compensation has not yet been earned and will be reported following the Fund's next fiscal year.


OFFICERS**

  Name
  Birth Date
  Address
  Positions Held with Trust
------------------------------------------   Principal Occupation(s) and Previous Position(s)
  Date Service Began
  John W. McGonigle                          Principal Occupations: Executive Vice President and Secretary of the Federated Fund
  Birth Date: October 26, 1938               Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.
  EXECUTIVE VICE PRESIDENT AND SECRETARY
  Began serving: November 1993               Previous Positions: Trustee, Federated Investment Management Company and Federated
                                             Investment Counseling; Director, Federated Global Investment Management Corp.,
                                             Federated Services Company and Federated Securities Corp.

  Richard J. Thomas                          Principal Occupations: Principal Financial Officer and Treasurer of the Federated
  Birth Date: June 17, 1954                  Fund Complex; Senior Vice President, Federated Administrative Services.
  TREASURER
  Began serving: November 1998               Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors,
                                             Inc.

  Richard B. Fisher                          Principal Occupations: Vice Chairman or Vice President of some of the Funds in the
  Birth Date: May 17, 1923                   Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated
  VICE PRESIDENT                             Securities Corp.
  Began serving: November 1993
                                             Previous Positions: President and Director or Trustee of some of the Funds in the
                                             Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and
                                             Director and Chief Executive Officer, Federated Securities Corp.

  Stephen F. Auth                            Principal Occupations: Chief Investment Officer of this Fund and various other Funds
  Birth Date: September 3, 1956              in the Federated Fund Complex; Executive Vice President, Federated Investment
  CHIEF INVESTMENT OFFICER                   Counseling, Federated Global Investment Management Corp., Federated Equity Management
  Began serving: November 2002               Company of Pennsylvania and Passport Research II, Ltd.

                                             Previous Positions: Executive Vice President, Federated Investment Management
                                             Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio
                                             Management Services Division; Senior Vice President, Federated Investment Management
                                             Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager,
                                             Prudential Investments.


  John W. Harris                             John W. Harris has been the Fund's Portfolio Manager since inception.  He is Vice
  Birth Date: June 6, 1954                   President of the Trust.  Mr. Harris initially joined Federated in 1987 as an
  VICE PRESIDENT                             Investment Analyst. He served as an Investment Analyst and an Assistant Vice
  Began serving: November 1999               President from 1990 through 1992 and as a Senior Investment Analyst and Vice
                                             President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December
                                             1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr.
                                             Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund(s).

COMMITTEES OF THE BOARD
                                                                                                                 Meetings Held
  Board           Committee                                                                                       During Last
  Committee       Members                     Committee Functions                                                 Fiscal Year
  Executive       John F. Donahue             In between meetings of the full Board, the Executive                    None
                  John E. Murray, Jr.,        Committee generally may exercise all the powers of the full
                  J.D., S.J.D.                Board in the management and direction of the business and
                                              conduct of the affairs of the
                                              Trust in such manner as the
                                              Executive Committee shall deem to
                                              be in the best interests of the
                                              Trust. However, the Executive
                                              Committee cannot elect or remove
                                              Board members, increase or
                                              decrease the number of Trustees,
                                              elect or remove any Officer,
                                              declare dividends, issue shares or
                                              recommend to shareholders any
                                              action requiring shareholder
                                              approval.

  Audit           Thomas G. Bigley            The purposes of the Audit Committee are to oversee the                  None
                  John T. Conroy, Jr.         accounting and financial reporting process of the Fund, the
                  Nicholas P.                 Fund`s internal control over financial reporting, and the
                  Constantakis                quality, integrity and independent audit of the Fund`s
                  Charles F. Mansfield,       financial statements.  The Committee also oversees or assists
                  Jr.                         the Board with the oversight of compliance with legal
                                              requirements relating to those
                                              matters, approves the engagement
                                              and reviews the qualifications,
                                              independence and performance of
                                              the Fund`s independent registered
                                              public accounting firm, acts as a
                                              liaison between the independent
                                              registered public accounting firm
                                              and the Board and reviews the
                                              Fund`s internal audit function.

  Nominating      Thomas G. Bigley            The Nominating Committee, whose members consist of all                  None
                  John T. Conroy, Jr.         Independent Trustees, selects and nominates persons for
                  Nicholas P.                 election to the Fund `s Board when vacancies occur. The
                  Constantakis                Committee will consider candidates recommended by
                  John F. Cunningham          shareholders, Independent Trustees, officers or employees of
                  Peter E. Madden             any of the Fund`s agents or service providers and counsel to
                  Charles F. Mansfield,       the Fund. Any shareholder who desires to have an individual
                  Jr.                         considered for nomination by the Committee must submit a
                  John E. Murray, Jr.         recommendation in writing to the Secretary of the Fund, at
                  Marjorie P. Smuts           the Fund's address appearing on the back cover of this
                  John S. Walsh               Statement of Additional Information. The recommendation
                                              should include the name and
                                              address of both the shareholder
                                              and the candidate and detailed
                                              information concerning the
                                              candidate's qualifications and
                                              experience. In identifying and
                                              evaluating candidates for
                                              consideration, the Committee shall
                                              consider such factors as it deems
                                              appropriate. Those factors will
                                              ordinarily include: integrity,
                                              intelligence, collegiality,
                                              judgment, diversity, skill,
                                              business and other experience,
                                              qualification as an "Independent
                                              Trustee," the existence of
                                              material relationships which may
                                              create the appearance of a lack of
                                              independence, financial or
                                              accounting knowledge and
                                              experience, and dedication and
                                              willingness to devote the time and
                                              attention necessary to fulfill
                                              Board responsibilities.


BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2004

                                                                 Aggregate
                                                              Dollar Range of
                                        Dollar Range of       Shares Owned in
Interested                                Shares Owned      Federated Family of
Board Member Name                           in Fund]        Investment Companies
John F. Donahue                               None             Over $100,000
J. Christopher Donahue                        None             Over $100,000
Lawrence D. Ellis, M.D.                       None             Over $100,000

Independent
Board Member Name
Thomas G. Bigley                              None             Over $100,000
John T. Conroy, Jr.                           None             Over $100,000
Nicholas P. Constantakis                      None             Over $100,000
John F. Cunningham                            None             Over $100,000
Peter E. Madden                               None             Over $100,000
Charles F. Mansfield, Jr.                     None             Over $100,000
John E. Murray, Jr., J.D., S.J.D.             None             Over $100,000
Marjorie P. Smuts                             None             Over $100,000
John S. Walsh                                 None             Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Portfolio Manager Information
The following information about the Fund's Portfolio Manager is provided as of August 31, 2005.


                                                   -------------------------------------------------------
Other Accounts Managed by John Harris              Total Number of Other Accounts Managed / Total Assets*
-------------------------------------------------- -------------------------------------------------------
-------------------------------------------------- -------------------------------------------------------
Registered Investment Companies                                 7 funds / $ 1,596.26 million
-------------------------------------------------- -------------------------------------------------------
-------------------------------------------------- -------------------------------------------------------
Other Pooled Investment Vehicles                                             0
-------------------------------------------------- -------------------------------------------------------
-------------------------------------------------- -------------------------------------------------------
Other Accounts                                                               0
------------------------------------------------- -------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

John Harris is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Research, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance is determined with regard to certain other accounts serviced by Mr. Harris, and measured by applying two components. The first component includes funds for which Mr. Harris serves as portfolio manager and assesses performance of asset allocation decisions over rolling 1, 3 and 5 calendar years versus performance of pre-defined allocation models. For certain funds, 1, 3, and 5 calendar year pre-tax gross returns, or taxable equivalent returns, are measured vs. designated peer groups of comparable funds. In addition, for certain funds, performance is measured by comparing the fund's average one-year distribution yield, or taxable equivalent, for 1, 3 and 5 calendar year periods to those of designated peer group funds. The second component includes certain additional accounts for which Mr. Harris provides quantitative analytical support, measured on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. fund benchmarks and/or on a rolling 1, 3, and 5 calendar year, pre-tax gross return basis vs. designated peer groups of comparable funds. With respect to this component, accounts are categorized according to investment strategy, and performance of each strategy category receives equal weighting. Performance of each account within a strategy also receives equal weighting.

Performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Research performance focuses on the quality and timeliness of allocation recommendations, the quality and timeliness of quantitative support and other qualitative factors and is assessed by the Chief Investment Officer.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth in assets under management and revenues attributable to the portfolio manager's Department, net fund flows relative to industry trends for the product category, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

PORTFOLIO MANAGER INFORMATION FOR THE UNDERLYING FUNDS

Federated American Leaders Fund, Inc. (FALF)
The following information about FALF's Portfolio Manager is provided as of August 31, 2005.

                                                    Total Number of Other
 Other Accounts Managed by                            Accounts Managed/
 William Dierker                                        Total Assets*
 Registered Investment Companies                 4 funds / $3,085.78 million
 Other Pooled Investment Vehicles                             0
 Other Accounts                                               0

* None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  None.

William Dierker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.
The Fund will gain exposure to large-cap value equity securities by investing in another fund (the "Federated American Leaders Fund"). Mr. Dierker manages the Federated American Leaders fund according to its specific investment program. Thus, although Mr. Dierker is not responsible for making investment decisions directly on behalf of the Fund, the large-cap value portion of the Fund's portfolio may be subject to his management of the Federated American Leaders Fund. Mr. Dierker's Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated American Leaders fund's benchmark (i.e. S&P 500/Barra Value Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated American Leaders fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Dierker is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The Balanced Scorecard Investment Product Performance score is calculated with an equal weighting of each account managed by the portfolio manager.
The Investment Product Performance score can be reduced based on management's assessment of the Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.


Federated Capital Appreciation Fund (FCAF)
The following information about FCAF's Portfolio Manager is provided as of August 31, 2005.

                                                                  ------------------------------------------------------
Other Accounts Managed by David P. Gilmore                           Total Number of Other Accounts Managed / Total
                                                                                         Assets*
----------------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------
Registered Investment Companies                                               4 funds / $ 3,482.21 million
----------------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------
Other Pooled Investment Vehicles                                                            0
----------------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------
Other Accounts                                                                              0
----------------------------------------------------------------- ------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  None.


David Gilmore is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and stock of Federated Investors, Inc. (Federated). There are Four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


The Fund will gain exposure to large-cap core equity securities by investing in another fund (the "Federated Capital Appreciation Fund"). Mr. Gilmore manages the Federated Capital Appreciation fund according to its specific investment program. Thus, although Mr. Gilmore is not responsible for making investment decisions directly on behalf of the Fund, the large-cap core portion of the Fund's portfolio may be subject to his management of the Federated Capital Appreciation Fund. Mr. Gilmore's Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated Capital Appreciation fund's benchmark (i.e. S&P 500 Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated Capital Appreciation fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Gilmore is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The Balanced Scorecard Investment Product Performance score is calculated with an equal weighting of each account managed by the portfolio manager. The Investment Product Performance score can be reduced based on management's assessment of the Fund's comparative risk profile.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.


Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.


In addition, Mr. Gilmore was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.




Federated Kaufmann Fund (FKF)
The following information about FKF's Portfolio Managers is provided as of August 31, 2005.



                                                                         --------------------------------------------------
Other Accounts Managed by Lawrence Auriana                                Total Number of Other Accounts Managed / Total
                                                                                              Assets*
------------------------------------------------------------------------ --------------------------------------------------
------------------------------------------------------------------------ --------------------------------------------------
Registered Investment Companies                                                    4 funds / $ 9,180.50 million
------------------------------------------------------------------------ --------------------------------------------------
------------------------------------------------------------------------ --------------------------------------------------
Other Pooled Investment Vehicles                                                                 0
------------------------------------------------------------------------ --------------------------------------------------
------------------------------------------------------------------------ --------------------------------------------------
Other Accounts                                                                                   0
------------------------------------------------------------------------ --------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  None.


Lawrence Auriana is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the "Federated Kaurmann Fund"). Mr. Auriana manages the Federated Kaufmann fund according to its specific investment program. Thus, although Mr. Auriana is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund's portfolio may be subject to his management of the Federated Kaufmann Fund. Mr. Auriana's annual incentive amount is determined based on investment performance, which is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. a designated peer group of comparable funds. These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Auriana is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Auriana may receive additional consideration based on the achievement of specified revenue growth.



                                                                         -------------------------------------------------
Other Accounts Managed by Hans Utsch                                      Total Number of Other Accounts Managed / Total
                                                                                             Assets*
------------------------------------------------------------------------ -------------------------------------------------
------------------------------------------------------------------------ -------------------------------------------------
Registered Investment Companies                                                    4 funds / $ 9,180.50 million
------------------------------------------------------------------------ -------------------------------------------------
------------------------------------------------------------------------ -------------------------------------------------
Other Pooled Investment Vehicles                                                                0
------------------------------------------------------------------------ -------------------------------------------------
------------------------------------------------------------------------ -------------------------------------------------
Other Accounts                                                                                  0
------------------------------------------------------------------------ -------------------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  None.


Hans Utsch is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The Fund will gain exposure to mid-cap growth equity securities by investing in another fund (the "Federated Kaurmann Fund"). Mr. Utsch manages the Federated Kaufmann fund according to its specific investment program. Thus, although Mr. Utsch is not responsible for making investment decisions directly on behalf of the Fund, the mid-cap growth portion of the Fund's portfolio may be subject to his management of the Federated Kaufmann Fund. Mr. Utsch's annual incentive amount is determined based on investment performance, which is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. a designated peer group of comparable funds. These performance periods are adjusted if a portfolio manager has been managing the fund for less than five years; funds with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Utsch is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Utsch may receive additional consideration based on the achievement of specified revenue growth.




Federated Intermediate Corporate Bond Fund (FICBF)
                                            ------------------------------------
Other Accounts Managed                       Total Number of Other Accounts
                                                Managed / Total  Assets*
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
Registered Investment Companies                  7 funds / $ 4,276.59 million
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
Other Pooled Investment Vehicles                                   0
------------------------------------------- ------------------------------------
------------------------------------------- ------------------------------------
Other Accounts                                                     0
------------------------------------------- ------------------------------------

*None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund:  none.


Joe Balestrino is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.


The Fund will gain exposure to corporate fixed income securities by investing in another fund (the "Federated Intermediate Corporate Bond Fund"). Mr. Balestrino manages the Federated Intermediate Corporate Bond fund according to its specific investment program. Thus, although Mr. Balestrino is not responsible for making investment decisions directly on behalf of the Fund, the corporate fixed income portion of the Fund's portfolio may be subject to his management of the Federated Intermediate Corporate Bond Fund. Mr. Balestrino's Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Federated Intermediate Corporate Bond fund's benchmark (i.e. Lehman Brother's Intermediate Credit Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Federated Intermediate Corporate Bond fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has oversight responsibility for other portfolios that he does not personally manage. A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups. In addition, Mr. Balestrino serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on Federated's senior management's assessment of team contributions.


Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.


Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.


Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.



As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, type of security and sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Average Aggregate Daily
Maximum Administrative Fee                     Net Assets of the Federated Funds
0.150 of 1%                                    on the first $5 billion
0.125 of 1%                                    on the next $5 billion
0.100 of 1%                                    on the next $10 billion
0.075 of 1%                                    on assets over $20 billion

The administrative fee received
during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Deloitte & Touche LLP , conducts its audits in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:




Value Line Mutual Fund Survey
Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk and total return for equity and fixed-income mutual funds. The highest rating is One, and ratings are effective for one month.


CDA Mutual Fund Report
CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


Dow Jones Industrial Average (DJIA)
DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


Financial Publications
The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.


Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)
The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

S&P 500/Barra Growth Index

The S&P500/Barra Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor's 500 index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P 500/Barra Value Index

The S&P 500/Barra Value Index is an unmanaged market capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


Strategic Insight Mutual Fund Research and Consulting
Strategic Insight Mutual Fund Research and Consulting ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.


Mutual Fund Source Book
Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk and total return for equity and fixed-income funds.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Consumer Price Index is a measure of change in consumer prices, as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

Gross National Product is a measure, based on current market prices, of the total of all goods and services produced in the United States over a particular period of time, usually one year, with the amount expressed in dollars.


Lehman Brothers U.S. Intermediate Credit Index
Lehman Brothers U.S. Intermediate Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.


S&P 500 Index
An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.




WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.


Taxable Fixed Income

As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $17.7 billion.


Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.


Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA, for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market Funds.


INVESTMENT RATINGS


STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

b--Very Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

ccc, cc, c--Extremely Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.


A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.


A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED BALANCED ALLOCATION FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


CUSTODIAN
State Street Bank and Trust Company


SECURITIES LENDING AGENT
State Street Bank and Trust Company


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP


LEGAL COUNSEL
ReedSmith LLP
Dickstein, Shapiro, Morin & Oshinsky LLP



SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
Standard & Poor's


PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper
Morningstar
Morningstar Associates
NASDAQ
Value Line
Wiesenberger/Thompson Financial

OTHER
Investment Company Institute
Astec Consulting Group Inc.





PART C.           OTHER INFORMATION.

Item 23.          Exhibits:
                  --------

(a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)

(ii) Conformed copy of Amendment No. 7 to the Declaration of Trust; (15)

(iii) Conformed Copy of Amendment No. 8 to the Declaration of Trust; (16)

(iv) Conformed Copy of Amendment No. 9 to the Declaration of Trust; +

(b) (i) Copy of By-Laws of the Registrant; (1) (ii) Copy of Amendment No. 1 to the By-Laws of the Registrant; (12)

(iii) Copy of Amendment No. 2 to the By-Laws of the Registrant; (9)

(iv) Copy of Amendment No. 3 to the By-Laws of the Registrant; (9)

(v)  Copy of Amendment No. 4 to the By-Laws of the Registrant; (9)

(vi) Copy of Amendment No. 5 to the By-Laws of the Registrant; (14)

(vii) Copy of Amendment No. 6 to the By-Laws of the Registrant; (15)

(viii) Copy of Amendment No. 7 to the By-Laws of the Registrant; (16)

(c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)

(d)  (i) Conformed copy of Investment Advisory Contract of the Registrant; (3)

(ii) Conformed copy of Exhibits A-D to the Investment Advisory Contract of the Registrant; (13)

(iii) Conformed copy of an Amendment to the Investment Advisory Contract of the Registrant; (13) (iv) Conformed copy of Sub-Advisory Contract of the Registrant ;(15)

(v) Conformed copy of Assignment of Investment Advisory Contract and Sub-Advisory Agreement; (15)

(vi) Conformed copy of Exhibit E to the Investment Advisory Contract of the Registrant; +

(e)  (i) Conformed copy of Distributor's Contract of the Registrant; (3)

(ii) Conformed  copy  of  Exhibit  A  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(iii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant;(3)

(iv) Conformed  copy  of  Exhibit  C  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(v)  Conformed  copy  of  Exhibit  D  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(vi) Conformed  copy  of  Exhibit  E  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(vii) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant;(3)

(ix) Conformed  copy  of  Exhibit  G  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(ix) Conformed  copy  of  Exhibit  H  to  the  Distributor's   Contract  of  the
     Registrant;(3)

(x) Conformed copy of an Amendment to the Distributor's Contract of the Registrant; (13)

(xi) Conformed Copy of Amendments to the Distributor's Contract between The Federated Funds and Federated Securities Corp.; (15)

(xii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);

(xiii) Conformed Copy of Exhibit I to the Distributor's Contract of the Registrant; +

(xiv) Conformed Copy of Exhibit J to the Distributor's contract of the Registrant; +

(f)  Not applicable;

(g)  (i) Conformed copy of Custodian Contract of the Registrant; (4)

(ii) Conformed copy of an Amendment to the Custodian Contract of the Registrant;
     (13)

(iii) Conformed copy of Custodian Fee Schedule; (7)

(h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (6 ) (ii) Conformed copy of an Amendment to the Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (13)

(iii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021);

(iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement of Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

(v) The responses described in Item 23(e)(xi) are hereby incorporated by reference;

(vi) The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement form Item 23 (h)(v) of the Federated U.S. Government Securities
     Fund: 2-5 Years Registration Statement on Form N-1A filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

(vii) The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement form Item 23 (h)(v) of the Federated U.S. Government Securities
     Fund: 2-5 Years Registration Statement on Form N-1A filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

(viii) The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from Item 23 (h)(vix) of the Federated Index Trust Registration Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061);

(ix) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);

(x) The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843);

(xi) The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23 (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on From N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);

(xii) The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services company and the Registrant dated June 1, 2005, from Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

(xiii) The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix)of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

(xiv) The Registrant hereby incorporates the Copy of Exhibit a, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, form Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

(xv) The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Bank and Trust Company from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

(i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)

(j)  Conformed copy of Consent of Independent Auditors; (17)

(k)  Not applicable;

(l)  Conformed copy of Initial Capital Understanding; (2)

(m)  (i) Conformed copy of Distribution Plan of the Registrant; (4)

(ii) Conformed copy of Exhibits A-D of the Distribution  Plan of the Registrant;
     (13)

(iii) The responses described in Item 23(e)(xi) are hereby incorporated by reference;

(iv) Conformed copy of Distribution Plan of the Registrant; (16)

(v)  Conformed Copy of Exhibit B of the Distribution Plan of the Registrant; +

(vi) Conformed Copy of Exhibit C of the Distribution Plan of the Registrant;
                                            +

(n) The Registrant hereby incorporates the conformed copy of the Multiple Class Plan from Item (n) of the Federated Institutional Trust. Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

(o)  (i) Conformed copy of Power of Attorney of the Registrant; (12)

(ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (14)

(iii) Conformed  copy of Limited  Power of  Attorney;  (11 )

(p) The  Registrant
     hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950).

(i) The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, form Itme 23 (p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950);

--------------------------------------------------------------------------------

+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on November 23, 2004. (File Nos. 33-51247 and 811-7129).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on January 31, 2005. (File Nos. 33-51247 and 811-7129).


Item 24.          Persons Controlled by or Under Common Control with Registrant:
                  -------------------------------------------------------------

                  None.

Item 25.          Indemnification: (2)
                  ---------------


Item 26.  Business   and  Other   Connections   of   Investment   Adviser:
          ----------------------------------------------------
          For a description
          of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:
President/ Chief Executive Officer
and Trustee:                                        Keith M. Schappert
Executive Vice President:                           Stephen F. Auth

Senior Vice Presidents:                             William C. Dierker
                                                    Linda A. Duessel
                                                    James E. Grefenstette
                                                    Steven Lehman

Vice Presidents:                                    G. Andrew Bonnewell
                                                    David P. Gilmore
                                                    John W. Harris
                                                    Kevin McClosky
                                                    John L. Nichol
                                                    Michael R. Tucker

Assistant Vice Presidents:                          Angela A. Kohler
                                                    Dana Meissner

Secretary:                                          G. Andrew Bonnewell
Treasurer:                                          Thomas R. Donahue
Assistant Treasurer:                                Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal
          Securities Fund, Inc.;  Federated  Municipal  Securities Income Trust;
          Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
          2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

             (b)
         (1)                              (2)                          (3)
Positions and Offices                                      Positions and Offices
  With Distributor                         Name                  With Registrant
---------------------             -----------------            -----------------
Chairman:                         Richard B. Fisher               Vice President

President-Institutional
Sales and Director:               John B. Fisher
Executive Vice
Vice President, Assistant
Secretary and Director:           Thomas R. Donahue
President-Broker/Dealer
And Director:                     James F. Getz
Vice President, Assistant
Secretary and Director:           Peter J. Germain

Treasurer and Director:           Denis McAuley III
Senior Vice Presidents:           Mark W. Bloss
                                  Richard W. Boyd
                                  Laura M. Deger
                                  Peter W. Eisenbrandt
                                  Theodore Fadool, Jr.
                                  Christopher Fives
                                  James S. Hamilton
                                  James M. Heaton
                                  Harry J. Kennedy
                                  Anne H. Kruczek
                                  Amy Michaliszyn
                                  Keith Nixon
                                  Solon A. Person, IV
                                  Colin B. Starks
                                  Thomas E. Territ
                                  Robert F. Tousignant
                                  Paul Uhlman
Vice Presidents:                  Irving Anderson
                                  Dan Berry
                                  John B. Bohnet
                                  Edward R. Bozek
                                  Jane E. Broeren-Lambesis
                                  Bryan Burke
                                  Craig Burness
                                  David J. Callahan
                                  Mark Carroll
                                  Dan Casey
                                  Scott Charlton
                                  Steven R. Cohen
                                  Mary J. Combs
                                  James Conely
                                  Kevin J. Crenny
                                  G. Michael Cullen
                                  Beth C. Dell
                                  Ron Dorman
                                  Donald C. Edwards
                                  Lee England
                                  Timothy Franklin
                                  Jamie Getz
                                  Scott Gundersen
                                  Dayna C. Haferkamp
                                  Raymond J. Hanley
                                  Vincent L. Harper, Jr.
                                  Bruce E. Hastings
                                  Christopher L. Johnston
                                  Stephen Kittel
                                  Michael W. Koenig
                                  Ed Koontz
                                  Theodore J. Kravits, Jr.
                                  Christopher A. Layton
                                  Michael H. Liss
                                  Michael R. Manning
                                  Michael Marcin
                                  Martin J. McCaffrey
                                  Mary A. McCaffrey
                                  Richard C. Mihm
                                  Chris Milliken
                                  Vincent T. Morrow
                                  Doris T. Muller
                                  Alec H. Neilly
                                  Rebecca Nelson
                                  James E. Ostrowski
                                  Mark Patsy
                                  Thomas A. Peter III
                                  Robert F. Phillips
                                  Chris Randal
                                  Josh Rasmussen
                                  Richard A. Recker
                                  Christopher Renwick
                                  Diane M. Robinson
                                  Brian S. Ronayne
                                  Timothy A. Rosewicz
                                  Thomas S. Schinabeck
                                  Edward J. Segura
                                  Peter Siconolfi
                                  Edward L. Smith
                                  John A. Staley
                                  Jeffrey A. Stewart
                                  Mark Strubel
                                  Kevin Stutz
                                  William C. Tustin
                                  Michael Vahl
                                  G. Walter Whalen
                                  Stephen White
                                  Jeff Wick
                                  Patrick M. Wiethorn
                                  Lewis Williams
                                  Edward J. Wojnarowski
                                  Michael P. Wolff

Assistant Vice Presidents:        Lisa A. Toma
                                  Robert W. Bauman
                                  Charles L. Davis, Jr.
                                  Brian F. Palusa
                                  William Rose

Secretary:                        C. Todd Gibson

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

              (c) Not applicable


Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                 Reed Smith LLP
                                           Investment and Asset
                                           Management Group (IAMG)
                                           Federated Investors Tower
                                           12th Floor
                                           1001 Liberty Avenue
                                           Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

State Street Bank and                           P.O. Box 8600
Trust Company     Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                      Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

Federated Equity Management                     Federated Investors Tower
Company of Pennsylvania                         1001 Liberty Avenue
("Adviser")                                     Pittsburgh, PA  15222-3779


Item 29.          Management Services:  Not applicable.
                  -------------------

Item 30.          Undertakings:
                  ------------

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of October , 2005.

                     FEDERATED MANAGED ALLOCATION PORTFOLIOS

                             BY: /s/ Andrew P. Cross
                                    Andrew P. Cross, Assistant Secretary
                                    October 6, 2005

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

         NAME                            TITLE                      DATE
         ----                            -----                      ----

By:  /s/ Andrew P. Cross           Attorney In Fact              October 6, 2005
Andrew P. Cross                    For the Persons
ASSISTANT SECRETARY                 Listed Below

         NAME                                     TITLE

John F. Donahue*                       Chairman and Trustee

J.                                     Christopher Donahue*
                                       President and Trustee
                                       (Principal Executive
                                       Officer)

Richard J. Thomas*                     Treasurer
                                       (Principal Financial Officer)

Stephen F. Auth*                       Chief Investment Officer

Thomas G. Bigley *                     Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr.*                   Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

* By Power of Attorney